UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03257

Centurion Counsel Funds, Inc.
(Registrant)

365 S. Rancho Santa Fe Road, Third Floor
San Marcos, California 92069
(Principal Executive Offices)

Bruce J. Rushall
Rushall & McGeever, APC
1903 Wright Place, Suite 250
Carlsbad, California 92008
(Agent for service)

Registrant's telephone number, including area code: 760-471-8536

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



             ANNUAL REPORT

            December 31, 2003


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND
  CENTURION COUNSEL REAL ESTATE FUND
     CENTURION COUNSEL GROWTH FUND











       CENTURION COUNSEL FUNDS, INC.
            TOTAL RETURN
        PERIODS ENDED 12/31/03*


                                            Since
Fund (Inception)     1 Year  5 Year  10 Years Inception
		      	      @         @
MARKET NEUTRAL FUND

Class A:(1/97) without
sales charge         -15.25%   2.86%     N/A    -0.60%
Class B:(1/97)       -17.75%   1.86%     N/A     2.64%
Class C:(1/82)       -20.10%   1.99%    -3.22%  -0.42%
Class D:(12/96)      -16.00%   3.20%     N/A     0.64%


                                            Since
Fund (Inception)    1 Year  5 Year  10 Years Inception

REAL ESTATE FUND

Class A:(2/02) without
sales charges @        25.46%   N/A     N/A      9.75%
Class B: (12/02)       12.90%   N/A     N/A     12.50%
Class C: (6/02) @      25.33%   N/A     N/A     17.15%
Class D: (2/02)        15.61%   N/A     N/A      2.12%


                                            Since
Fund (Inception)     1 Year  5 Year  10 Years Inception

Growth Fund

Class D:(11/02)        6.72%    N/A     N/A      5.90%

Past performance is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distributions. Investment return and principal value will vary so that, when redeemed and investor's shares may be worth more or less than when purchased. The funds' Class A performance does not reflect the maximum sales charge of 4.75%. The funds' Class B perforance does not reflect the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown. The CDSC on Class B shares declines from 4% beginning at the time of purchase to 0% at the end of the seventh year. The performance of the Class A, Class B, Class C and Class D share will differ due to the difference sales charge structures and expenses.

Performance information provided in this report does not reflect the deduction of taxes shareholders pay on the redemption of fund shares.

@Annualized
+Not Annualized


                    MARKET NEUTRAL FUND
                    Top 10 Sector Holdings
                    % of Total Net Assets

                Technology                  12.8%Short
                Home Construction           12.6%
                Financial Services          10.5%
                Consumer Products            8.6%
                Health            	     7.7%
                Consumer Services            4.2%
                Energy                       2.6%
                Natural Resources            2.5%
                Industrial Services          1.8%
                Industrial Products          1.8%



MARKET NEUTRAL FUND               MARKET NEUTRAL FUND
Top 10 Holdings-Long Positions    Top Holdings-Short Positions
% of Total Net Assets             % of Total Net Assets


LSI, Calls, 1/15/05  3.0%         Packeteer           5.2%
Worldcom, 7.5%       2.0%         Intrabiotics	      4.8%
Oil SVC		     1.8%         Curis               3.1%
Beta Oil/Gas Pref    1.8%         Fuelcell            3.0%
Synovus Financial    1.5%         Carrier Access      2.9%
Earthlink            1.4%         Orchid Bio	      0.8%
Associated Banc Corp 1.2%         Ubiquitel	      0.8%
Coca Cola            1.2%
BB&T		     1.2%
Kinder Morgan        1.1%


REAL ESTATE FUND		 GROWTH FUND
Top 10 Common Stock Holdings     Top 10 Common Stock Holdings
% of Total Net Assets		 % of Total Net Assets


LNR Properties         3.6%	 General Dynamics     5.6%
Tejon Ranch Co         2.7%	 Bemis		      5.4%
Vernado                2.6%      Lafarge North Amer   5.3%
Florida Land           2.6%      Vintage Pete         5.2%
Duke Realty Corp       2.5%      WM Wrigley           5.2%
St Joe                 2.5%      Pepsico              5.0%
Trammel Crow Co        2.4%      Lockheed Martin      5.0%
Centerpoint Properties 2.3%      Viacom               4.8%
Canadian Railway       2.3%      Pfizer               4.8%
Boston Properties      2.2%      Kraft Foods	      4.7%



Dear Centurion Counsel Fund Shareholders:

It was the year stock market investors had been waiting for. After three straight down years that wiped away trillions of dollars in market capitalization, share prices rebounded around the world in 2003, overcoming war in Iraq, renewed terrorist fears, U.S. deficits and a tumbling dollar. With interest rates low and many stocks looking cheap (or at least not quite so expensive), investors bet that a U.S. led global economic recovery would boost corporate profits. In typical buy the rumor fashion, investors dove into stocks mid-March on the belief that a recovering economy would yield strong profitable growth. In this case, it did, but the sell the news aspect of this year never really came into play because the earnings growth was so good that multiples never really expanded.

Still, the 2003 returns weren't enough to rease all the bear market pain that investors have suffered since those glory days. An investment in the Standard and Poors 500 made on the last day of 1998 would have lost 2.81% after dividends during this five year period. Even though the performance of the Market Neutral Fund was negative during 2003, an investor in our class D shares would have a positive return of 3.% (class C 1.99%) for the same five year period. We believe this is because of our disciplined investment philosophy of avoiding large losses to maximize long term returns provided a more stable performance for our investors.

Meanwhile, many individual investors actually fared far worse than that hypothetical example; mostly because people tend to buy high and sell low, and they react late. For instance, investors were pulling money out of stock funds as the market hovered near a bottom in the second half of 2002, although flows into stock funds have since rebounded strongly.

One of the oddest things about the recent rally has been the feeling of deja vu. By far the biggest gainers have been the stocks that were the most discredited during the bear market technology stocks, notably those related to the internet. With the economy on the mend and stocks up for the first times this century, most investors missed what may be the biggest long term shift in the market in 2003: companies are focusing on dividends again. Since President Bush signed the bill in May that slashed dividend tax rates by more than 50% for many people, companies boosted their dividends by an average of 26% and 21 companies, including the likes of Microsoft Corp. and Best Buy Co., started paying dividends for the first time, the biggest number of new payers in at least 24 years. How did investors react to this sea change?
By snapping up stocks that do not pay dividends.

These results are not surprising, given the big economic and stock market rebounds. Investors seeking to profit from the bounce back flocked to the riskier names that tend to do best when market is up strongly. Few of those companies, which tend to be smaller and more volatile, pay dividends. That may change when investors see the impacts of dividends on after tax income. That will happen in the spring, and the change will be dramatic. Say an investor in the 35% tax bracket earned $10,000 in dividend income this year and last. A year ago, the tax bill would have been $3,500, but this year the bill will be slashed to $1,500 under the new 15% tax rate that applies to most dividend income, putting an extra $2,000 in investors pockets. Furthermore, there is plenty of room for growth in dividends by historic standards. Only 370 companies in the S&P 500 pay dividends, down from 435 just 10 years ago and the dividend yield is just 1.67%, well below the 3.87% level it was at as recently as 1990.

Where do the markets go from here? Bullish market technicians cite two reasons for their enthusiasm. From a calendar based perspective, stocks tend to do well in election years as incumbents try to keep investors happy by keeping interest rates low and by perpetuating economic growth. As a group, fundamentals based market players also see a bright future for equities. After catapulting to a 7.2% increase in the third quarter, the US gross domestic product is poised for further gains at least into the second quarter of 2004. Fourth quarter earnings are already expected to be stellar, interest rates are still low, and even the labor market is showing signs of improvement.

The concern is that stocks tend to rise most strongly at the start of an economic recovery, not when the recovery is already well under way. The worry word in front of most peoples minds today is sustainability. We have gone nine months now without suffering even a 5 percent correction. The question is whether the robust recovery, which saw the economy rebound 8.2% at an annual rate in the third quarter, can be sustained. The fear is that, as economic growth and profit gains inevitably slow, investors will be disappointed and begin pulling back from stocks, capping the rally. Adding to these worries, the broad S&Ps 500 stock index is trading at 27 times its companies earnings for the past 12 months, well above the historic average of 16. Analysts like to say that stocks are priced for perfection, meaning that such high priced earnings ratios can be justified only if the economy, corporate performance and world stability all remain strong. If a flaw starts to appear, stocks could suffer.

Its a double edge sword really. If the economy continues to be robust, then interest rates should move higher, diluting the stock markets main fuel. On the other hand, if the economy falters, earnings could suffer, also hurting stocks. And if the economy pursues a middle course, growing modestly, then the economists could start worrying again about deflation, or falling prices. As investors digest the cheery performance new for 2003, many are reminded that, as was the case last year, stocks have a way of suprising people both on the way up and on the way down.

FUND PERFORMANCE

		Centurion Counsel Market Neutral Fund

During the year ended December 31, 2003, the market neutral funds total return on the Class D shares was negative 16.0%. Since this fund has short positions as well as long positions, results are affected by the volatility and direction of the market. During 2003, the market was very volatile and the funds short positions were more negatively affected by positive market momentum than its long positions benefitted. However, over a period of time this usually evens out as noted in the market comments above. As evidence of this, investors in the Class D share would have earned a positive 3.2% return over the last five years. We are confident in our ability to generate a positive investment return for our investors going forward.

		Centurion Counsel Real Estate Fund

The Class D shares earned a positive return of 15.6% during 2003, the first full year of operations for this fund. The investment approach at the beginning of the year was a gradual investment of funds, expecting softness in companies whose assets were primarily real estate. Although we remain cautious on Real Estate valuations, the fund is 79% invested compared to 37% at the beginning of the year. We look forward to the continued success in our management of this fund.

		Centurion Counsel Growth Fund

The Class D shares earned a positive return of 6.7% during the year. The funds first investments were in February 2003 and increased gradually throughout the year. The fund primarily invests in companies that pay dividends and have a history of increasing those dividends. Such companies did not increase during the market rally of 2003 as much as the many of the non dividend paying companies. This being the funds first year of operations, the results for the year are not representative of a fully invested growth fund and we expect to reap continued rewards from our investments in the future. Please see the Portfolio Holding table on the following pages for the top ten holdings at December 31, 2003.


Sincerely

/s/
Jack K. Heilbron
Chief Investment Officer



                   CENTURION COUNSEL FUNDS, INC.

                        FINANCIAL STATEMENTS

                          December 31, 2003




                       CENTURION COUNSEL FUNDS, INC.

                  STATEMENT OF ASSETS AND LIABILITIES

                          December 31, 2003


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securiites, at fair   $ 744,876 $216,364  $89,014
value (identified cost $710,706,
$183,941 and $78,183, respectively)
Cash and Deposits                      117,420   57,714    6,811
Receivables:
  Dividends                                  3       -       -
  Interest                                 364       -       -
  Investment securities sold            40,535       -       -
Deposits with Brokers for Securities   813,846       -       -

      TOTAL ASSETS                  $1,717,044 $274,078  $95,825

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $8,239
$0 and $0, respectively)                 2,800       -        -
Securities Sold Short, at fair value
(sales proceeds received $187,808,
$0 and $0, respectively)               287,208       -        -
Payables:
  Accounts payable                       7,463     2,429    3,325
  Investment securities purchased       33,659        -      -


    TOTAL LIABILITIES                  331,130     2,429    3,325

NET ASSETS                          $1,385,914  $271,649 $ 92,500


ANALYSIS OF NET ASSETS:
 Net capital paid in on shares of
capital stock                       $2,970,748  $249,505 $ 83,649
 Accumulated undistributed net
investment loss                       (505,297)   (6,715)  (4,471)
Accumulated undistributed realized
loss on securities transactions     (1,019,746)   (3,564)   2,491
Net unrealized depreciation of
securities transaction                (65,230)    32,423   10,831
Net unrealized appreciation of
covered call options written            5,439        -        -
NET ASSETS, Applicable to shares
Outstanding                         $1,385,914   $271,649 $92,500


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $13,722
divided by 3,916 shares outstanding)   $  3.50
(Real Estate Fund, $1,110 dividend by
98 shares outstanding)                         $11.33


Class B:
  Net asset vaule and offering price
per share
(Market Neutral Fund, $19,719 divided
by 6,001 shares outstanding)          $  3.29
(Real Estate Fund, $570 dividend
by 51 shares outstanding                       $11.18

Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $485,360 divided
by 147,149 shares outstanding)         $   3.30
(Real Estate Fund, $1,104 dividend
by 98 shares outstanding                        $11.27

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $864,113 divided
by 242,883 shares outstanding)         $   3.57
(Real Estate Fund, $268,865 divided
by 25,898 shares outstanding                    $10.38
(Growth Fund, $92,500 divided by
8,631 shares outstanding                               $10.72



              SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      December 31, 2003

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security   Sector

               COMMON STOCKS             44.6%

             Conglomerate                 0.8%
150        Fortune Brand                             10,724
                                                           10,274

            Consumer Products             8.6%
320       Coca Cola			             16,240
310	  Dicks Sporting Goods			     15,085
250       Estee Lauder				      9,815
220	  Heinz				              8,015
460	  Helen of Troy			             10,644
380       Hormel Foods				      9,808
100	  Johnson & Johnson			      5,166
215       Pepsico				     10,023
380	  Petsmart				      9,044
230       Stanley Works			              8,710
175       Viacom				      7,747
160       WM Wrigley				      8,994
1,000     TLC Beatrice (TLC)			         -
							   119,291

            Consumer Services             4.2%
210	  Bright Horizon			      8,820
2,000	  Earthlink				     20,000
210	  General Mills				      9,513
1,000	  Liberty Media				     11,890
350	  Safeway				      7,669
                                                           57,892

            Defense                       1.5%
139	  General Dynamics			      12,564
150       Lockheed Martin     			       7,710
                                                            20,274

            Energy                        0.8%
600	 BHP Billiton				      10,956
                                                            10,956

           Financial Services             10.5%
400      Arthur J. Gallagher Corp		      12,996
400	 Associated Banc Corp			      17,120
400	 BB&T Corp				      15,456
210	 Dow Jones				      10,469
130	 Henry Schein				       8,785
300	 Kinder Morgan				      14,781
240	 Marsh & McLennan			      11,494
286	 New York Commercial Banc Corp		      10,882
700	 Synovus Financial			      20,244
300	 Southtrust				       9,822
295	 T. Rowe Price Group			      13,986
                                                           146,035

           Health                        7.7%
210	 Advanced Neuromodulation   (b)	       	       9,656
250	 Celgene				      11,220
4,000	 Cel-Sci				       4,240
24	 Medco					         816
205	 Merck & Co				       9,471
195	 Mylan Labs				       4,926
270	 Omnicare				      10,905
330	 Odyssey Healthcare			       9,722
180	 Patterson Dental			      11,518
300	 Pfizer					      10,599
180	 Resmed					       7,477
337	 Serologicals				       6,268
290	 Symantec Corp				      10,005
                                                           106,823

           Home Construction             12.6%
340	 Lee Enterprises			     14,841
                                                           14,841

           Industrial Products           1.8%
185	 ITT Corp				     13,729
260	 Lafarge North America			     10,535
                                                           24,264

3,000	   Index
	 Dow Jones Index			        -
							      -

           Industrial Services           1.0%
300	 Corporate Executive			     14,001
                                                           14,001

           Natural Resources             2.5%
1,250	 Beta Oil & Gas WRT A			         63
1,250	 Beta Oil & Gas WRT B				 63
200	 Conocophillips				     13,114
400	 Pioneer Natural Resources	(b)	     12,772
200	 Yukos Oil				      8,550
	                                                   34,562

	   Retail			 0.7%
175	 Lowes					      9,693
							   9,693

           Technology                    2.1%
340	 Agilent		(b)		      9,942
150	 Cognizent Technology			      6,846
304	 Rayonier				     12,619
                                                           29,407

           Utilities                      1.4%
260	 Constellation Energy			     10,182
393	 Philadelphia Suburban			      8,685
                                                           18,867

	TOTAL COMMON STOCKS (COST $560,211)         	 $617,630

           PREFERRED STOCK                1.8%

           Energy
5000     Beta Oil & Gas                    1.8%      24,500

	TOTAL PREFERRED STOCK (COST $34,344)              $24,500


           OPTIONS AND WARRANTS            6.0%

           Industrial Services             1.8%
1,000	 Oil SVC/Sep 04/70/Call	    (a)		     25,200
                                                           25,200

           Technology                      4.2%
2,000	 Earthlink/Jan 04/10/Put    (a)		        800
4,000	 Level 3/Jan 06/2.5/Call		     14,800
10,000	 LSI Jan/05/5/Call	    (a)		     42,000
                                                           57,600

	TOTAL OPTIONS AND WARRANTS (COST $91,576)         $82,800

             FIXED INCOME                   1.4%

	   Mortgage-backed Securities       0.2%
3,145	 FNR, 6.75% due 25 Jun 2021                   3,321
                                                           3,321

           Corporate Debt                   1.2%
50       Worldcom, 7.5%, due May 2011                16,625
                                                           16,625

        TOTAL FIXED INCOME (COST $24,575)                 $19,946

             Total Investment in Securities   53.7%       744,876
	      (Cost $710,706)

             Covered Call Option Securities   -0.2%       (2,800)
              (Premiums Received $8,239)

             Securities Sold Short           -20.7%      (287,208)
             (Sales Proceeds Received $187,808)

              Net Investment in Securities   32.8%         454,868

              Cash and Deposits               8.5%         117,420

              Deposits with Brokers on
              Securities Sold Short          58.75%         813,846

              Other Assets Less Other
              Liabilities                       0%            (220)

                    NET ASSETS               100.0%        $1,385,914

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $99,370 and gross unrealized losses of $159,161.


REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security    Sector

               COMMON STOCKS            79.6%

	   Real Estate		        79.6%
160      AMB Property Corp                       $    5,261
150	 Alico Inc                                    5,213
200	 Annaly Mortgage Management		      3,680
330	 Antracite				      3,653
175	 Bedford Property Investment Inc	      5,010
210	 Brandywine Realty Trust		      5,622
125 	 Boston Properties			      6,024
80	 CBL & Associates Properties Inc	      4,520
100	 Canadian National Railway		      6,328
261	 Catellus Dev Corp		(a)	      5,940
85	 Centerpoint Properties Corp		      6,367
200	 Central Parking Corp			      2,986
100	 Chelsea Property			      5,481
150	 Consolidated Tomoka Land		      4,905
300	 Crescent Real Estate			      5,139
200	 Delta Pine & Land			      5,080
220	 Duke Realty Corp			      6,820
180	 Equity Office				      5,157
170	 Equity Residential			      5,017
210	 Florida Land				      6,951
210	 General Growth Properties Inc		      5,828
220	 Health Management			      5,280
300	 Intrawest				      5,547
135	 Istar Financial			      5,252
330	 Kramont Realty				      5,973
200	 LNR Property Corp			      9,902
200	 Midas Inc			(a)	      2,860
120	 Pan Pacific Retail Properties		      5,718
300 	 Pico Holdings				      4,701
180 	 Prologics				      5,776
120	 Public Storage Inc			      5,207
100	 Saul Centers				      2,867
270	 7 Eleven Inc			(a)	      4,334
135	 Shugard				      4,830
125	 Sovran Self Storage Inc		      4,644
180	 St Joe					      6,712
180	 Tejon Ranch Co			(a)	      7,381
500	 Trammel Crow Co			      6,624
130	 Vernado				      7,117
105	 Weingarter Reit			      4,657


         Total Investment in Securities
           (Identified Cost $183,941)       79.6%            $216,364

         Cash and Deposits                  21.2%              57,714

         Other Assets Less
	 Other Liabilities                  -0.9%             (2,429)

          NET ASSETS                       100.0%            $271,649

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $34,388 and gross unrealized losses of $1,965.


GROWTH FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

           COMMON STOCKS               96.2%

	   Technology		       96.2%
90	 Arthur J. Gallagher Corp		      2,924
60	 Associated Banc Corp			      2,568
70	 BB&T Corp				      2,705
100	 Bemis					      5,000
50	 Fortune Brand				      3,575
57	 General Dynamics			      5,152
90	 General Electric			      2,788
80	 Johnson & Johnson			      4,134
135	 Kraft Foods				      4,350
60	 Kinder Morgan				      2,956
120	 Lafarge North American			      4,862
90	 Lockheed Martin			      4,626
50	 Marsh & McLennan			      2,395
100	 Pepsico				      4,660
125	 Pfizer					      4,416
125	 Philadelphia Suburban			      2,763
100	 Sara Lee Corp				      2,171
110	 Synovus Financial			      3,181
85	 Southtrust				      2,783
120	 Talx Corp				      2,764
110	 Target Corp				      4,224
100	 Viacom					      4,427
400	 Vintage Pete				      4,812
85	 WM Wrigley				      4,778

	 Total Investment in Securities
         (Identified Cost $78,183)          96.2%            $89,014

         Cash and Deposits                   7.4%              6,811

         Other Assets Less
	 Other Liabilities                  -3.6%            (3,325)

          NET ASSETS                       100.0%            $92,500

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $11,503 and gross unrealized losses of $672.


      CENTURION COUNSEL MARKET NEUTRAL FUND

         COVERED CALL OPTIONS WRITTEN
             December 31, 2003

Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector

           Industrial Services              0.0%
(1,000)	 Oil SVC/Jan 04/100/Call                         (400)
                                                               (400)

           Technology                       -0.2%
(2,000)	 Earthlink/Jan 04/100/Call	                  (100)
(1,000)  LSI/Jan 04/12.5/Call				   (50)
(9,000)	 LSI/Feb 04/10/Call				(2,250)
                                                               (2,400)

       TOTAL (Premiums Received $8,239)     -0.2%             $(2,800)



                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              December 31,2003

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security   Sector


           Health                          -5.8%
(1,100)	 Chromavision Medical			      (3,509)
(4,100)	 Intrabiotics				     (66,010)
(6,000)	 Orchid Bio				     (11,100)
                                                             (80,619)
           Technology                     -14.9%
(3,200)	 Carrier Access				     (40,128)
(9,400)  Curis					     (42,300)
(3,200)	 Fuelcell Energy			     (41,664)
(4,225)	 Packeteer				     (71,741)
(4,000)	 Ubiquitel				     (10,756)
                                                             (206,589)

TOTAL (Sales Proceeds Received$187,808)   -20.7%            $(287,208)



           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
            Year Ended December 31, 2003

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $ 13,633  $ 6,652  $ 1,120
  Interest                              7,918      745      252
  Other                                   249      109       30

    Total investment income            21,800    7,506    1,402


EXPENSES

Investment advisory fee              $ 15,139    2,506       739
Distribution expenses - Class A            30	     1        -
Distribution expenses - Class B         1,068        2        -
Distribution expenses - Class C         5,777      128        -
Registration and filing fees            2,034      772       220
Fund accounting fees                   22,668    2,515     1,648
Custodian fees and expenses             4,872    5,124     2,434
Audit fees and expenses                 6,340      516       203
Directors' fees and expenses            7,102      832       325
Transfer agent fees                       364       -         -
Insurance                               2,190      268        -
Other expenses                          7,724      303       303

  Total expenses                       75,308   12,967     5,872

  Fees and expenses absorbed by
  investment advisor                     -	    -         -

 Net expenses                          75,308   12,967     5,872

          Net investment loss         (53,508)  (5,461)   (4,470)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from investments (424,419)  3,632   2,491
Net change in unrealized depreciation on
investments for the year                 167,488  37,319  10,831

    Net realized and unrealized gain
    (loss) from investments            (256,931)  40,951  13,322

    Net increase(decrease) in net
    assets resulting from operations  $(310,439)  35,490   8,852



            STATEMENTS OF CHANGES IN NET ASSETS
               CENTURION COUNSEL FUNDs, INC.
          Years Ended December 31, 2003 and 2002


                             Market Neutral Fund
                                    2003               2002

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (53,508)     $ (67,596)
Net realized gain from investment     (424,419)      (133,762)
Net change in unrealized
depreciation on investments            167,488         54,662

   Net increase in net assets
resulting from operations             (310,439)      (146,696)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      390,304         444,946
Increase from capital shares
reinvested				  -               -
Decrease from capital shares redeemed (729,124)       (268,609)
Decrease from capital share
distributions			          -               -
  Net inicrease (decrease) from
capital shares transactions           (338,820)        176,337

Total increase (decrease) in          (649,259)         29,641
net assets

NET ASSETS

  Beginning of year                 2,035,173         2,005,532
  End of period (includes no
  undistributed investment income)$ 1,385,914        $2,035,173


                                      Real Estate Fund
                                    2003               2002

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $    (5,461)     $  (1,254)
Net realized gain from investment        3,632         (3,564)
Net change in unrealized
depreciation on investments             37,319         (4,896)

   Net increase in net assets
resulting from operations               35,490         (9,714)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      140,343         280,501
Increase from capital shares
reinvested				 3,632	          -
Decrease from capital shares redeemed (174,971)           -
Decrease from capital share
distributions			        (3,632)           -
  Net increase (decrease) from
capital shares transactions            (34,628)        280,501

Total increase (decrease) in                862        270,787
net assets

NET ASSETS

  Beginning of year                     270,787           -
  End of period (includes no
  undistributed investment income)  $   271,649      $ 270,787


				      Growth Fund
                                    2003               2002

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $    (4,470)     $     (1)
Net realized gain from investment        2,491           -
Net change in unrealized
depreciation on investments             10,831           -

   Net increase in net assets
resulting from operations                8,852            (1)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold       73,985         46,500
Increase from capital shares
reinvested				  -	          -
Decrease from capital shares redeemed  (36,836)           -
Decrease from capital share
distributions			          -               -
  Net inicrease (decrease) from
capital shares transactions             37,149         46,500

Total increase (decrease) in            46,001         46,499
net assets

NET ASSETS

  Beginning of year                     46,499           -
  End of period (includes no
  undistributed investment income)  $   92,500      $  46,499


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Centurion Counsel Funds, Inc. (The Fund) commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.
At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc. from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund (Market Neutral Fund) Class A shares, Class B shares, Class C shares, and Class D shares, respectively. During the year ended December 31, 2002, the Fund began operations for two new series entitled Centurion Counsel Real Estate Fund
(Real Estate Fund) and Centurion Counsel Growth Fund (Growth Fund) with respective Class A, B, C and D shares. The three funds constitute Centurion Counsel Funds, Inc., herein referred to as the Fund.

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, transfer agent expenses, and other class specific fees and expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forwards totaling $972,442, which begin to expire in 2006.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2003, the Fund had cash on deposit at one financial institution of $992,330. Thus, all cash amounts over the maximum
Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. OPTIONS WRITTEN

In the Market Netural Fund, as of December 31,2003, portfolio securities valued at $2,800 were held by the custodian in connection with covered call options written by the Fund. Transaction in options written during the year ended December 31, 2003 are summarized on the following page.

                                     Number of       Premiums
                                     Contracts       Received


Options outstanding at
December 31, 2002                           90       $  19,539
Options written                          1,295         141,612
Options terminated in closing
purchases                                 (578)        (70,174)
Option outstanding at
December 31, 2003                         (677)        (82,738)

                                           130       $   8,239


NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31, 2003 Centurion earned investment management fees of $18,384.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2003, 1,362 shares of Market Neutral Class A shares and 97 Real Estate Fund Class A were sold; initial sales charges were $245 and $0 , respectively. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2003, no Market
Neutral Fund Class B shares and 50 Real Estate Class B shares were sold and 72,755 Class B shares were redeemed; CISI collected CDSC charges of $4,924. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges or CSDC.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts. During the year ended December 31, 2003, CISI received servicing and distribution fees from Market Neutral Fund of $30.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2003, CISI received servicing and distribution fees from Market Neutral Fund of $1,068.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2003, CISI received servicing and distribution fees from Market Neutral Fund of $5,777.

CISI also executes some of the Fund's portfolio transactions.
During the year ended December 31, 2003, CISI received commissions of $33,447 from the Market Neutral Fund and $1,000 from the Real Estate Fund and $1,090 from Growth Fund for this service.

Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2003, CGI received transfer agent fees of $364.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended December 31, 2003, CGI received accounting fees of $18,000 from the the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2003 and unrealized depreciation on investments as December 31, 2003 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases              $4,991,600    $ 93,971     $90,995

Sales                  $4,462,681    $ 18,863     $15,303

Gross unrealized gains $   99,370    $ 34,388     $10,831

Gross Unrealized losses$ (159,161)   $ (1,965)    $   -

Unrealized appreciation
(depreciation) on
investment securities  $  (59,791)   $ 32,423     $10,831

Net loss on investments for the year ended December 31, 2003 are summarized by component as follows (The amount represents the net increase in value of investments held during the year):

	Market Neutral Fund

                        Realized      Unrealized    Net

Long Position          $(107,612)    $  196,543   $ 88,931
Covered Calls Written     41,488         (6,300)    35,188
Short Position          (358,295)	(22,755)  (381,050)

                       $(424,419)    $  167,488   $(256,931)

	Real Estate Fund

                        Realized       Unrealized    Net

Long Positions          $  3,632    $    37,319   $  40,951


	Growth Fund

                        Realized       Unrealized    Net

Long Positions         $  2,491    $    10,831  $   13,322


NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended December 31, 2003 and year ended December 31, 2002 were as follows:


Centurion Counsel Market Neutral Fund

	                     2003                          2002
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	      1,362          $  5,229       217         $ 952
  Shares issued in
  reinvestment  	-                 -          -             -

Shares redeemed        (217)             (813)       -             -

   Net increase       1,145           $  4,416      217         $ 952


Class B shares:
Shares sold              -      $          -      31,458       $134,841
Shares issued in
   reinvestment          -		   -	     - 		   -

Shares redeemed      (72,755)      (260,269)        (38)         (165)

   Net increase	     (72,555)    $ (260,269)      31,420       $134,676


Class C shares:
  Shares sold          3,188    $    11,945        6,447        $25,764
Shares issued in
   reinvestment         -              -     	     -              -

Shares redeemed     (46,559)       (167,118)	   (49,135)      (201,639)

  Net decrease      (43,371)      $(155,173)       (42,688)     $(175,875)


Class D shares:
Shares sold         100,209       $ 373,130         65,058      $ 283,388
Shares issued in
   reinvestment        -               -             -              -

Shares redeemed	    (79,296)       (300,924)       (15,201)      (66,805)

   Net decrease      20,913    $     72,206         49,857     $ 216,583



Centurion Counsel Real Estate Fund


	                     2003                          2002
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	        97        $    1,000         90        $   900
  Shares issued in
  reinvestment of        1                14          -              -

Shares redeemed        (90)             (834)         -              -

   Net increase          8        $      180         90        $   900


Class B shares:
  Shares sold           50        $     500           -		     -
Shares issued in
   reinvestment          1                7           -              -

Shares redeemed          -                -           -              -

  Net Increase           51     $       507           -              -


Class C shares:
Shares sold              97    $       1,000         400          4,000
Shares issued in
   reinvestment           1               14          -              -

Shares redeemed	        (400)	      (3,684)         -              -

  Net Increase          (302)     $   (2,670)        400          4,000


Class D shares:
Shares sold           14,786     $    137,843       29,251      275,601
shares issued in
   reinvestment          342            3,597         -            -

Shares redeemed	      (18,481)       (170,453)        -            -

  Net Increase          3,353    $    (29,013)      29,251      275,601


Centurion Counsel Growth Fund

				2003                       2002
                       Shares          Amount      Shares       Amount
Class D shares:
Shares sold             7,642     $    73,985       4,650       46,500
shares issued in
   reinvestment          -                -           -           -

Shares redeemed	       (3,661)        (36,836)        -           -

  Net Increase          3,981    $     37,149       4,650       46,500


NOTE 6. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                         CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares

Per Share Operating Performance:         2003   2002    2001   2000
"Net asset value, beginning of period"  $4.13  $4.43   $4.03   $2.92

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)              (0.23) (0.12)  (0.05)    -
Net gains  (losses) on investments
(both realized and unrealized)(a)       (0.40) (0.18)   0.45    1.11

Total From Investment Operation         (0.63) (0.30)   0.40    1.11

DISTRIBUTIONS TO SHAREHOLDERS		   -       -       -      -


Net asset value, end of period          $3.50   $4.13  $4.43   $4.03

TOTAL RETURN (b)                      -15.25%  -6.77%   9.93%  38.01%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                          $14     $11   $ 11    $ 10
Ratios to net assets
Expenses, before waiver of fees         4.70%  4.47%   5.06%  4.61%
Expenses, after waiver of fees          4.70%  4.22%   3.68%  3.32%
Net investment income                  -3.28% -7.49%  -4.78% -0.02%
Portfolio Turnover Rate	              946.89%753.91%823.17%532.12%
Number of Shares Outstanding
	at End of Period (000 Omitted)    4      3      3       3




Per Share Operating Performance:       1999
"Net asset value, beginning of period" $3.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)               -
Net gains  (losses) on investments
(both realized and unrealized)(a)      -0.12

Total From Investment Operation        -0.12

DISTRIBUTIONS TO SHAREHOLDERS		 -


Net asset value, end of period         $2.92

TOTAL RETURN (b)                      -3.95%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                         $ 7
Ratios to net assets
Expenses, before waiver of fees        4.05%
Expenses, after waiver of fees         2.87%
Net investment income                 -3.45%
Portfolio Turnover Rate	              447.63%
Number of Shares Outstanding
at End of Period (000 Omitted)         3


                                    Class B
                                     Shares

Per Share Operating Performance:      2003   2002   2001    2000

"Net asset value, beginning of period"$4.00 $4.32  $3.96   $2.86

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)           (0.23) (0.14) (0.05)    -
Net gains  (losses) on investments
(both realized and unrealized)(a)    (0.48) (0.18)  0.41   1.10

Total From Investment Operation      (0.71) (0.32)  0.36   1.10

DISTRIBUTIONS TO SHAREHOLDERS	        -      -      -      -

Net asset value, end of period       $3.29  $4.00   $4.32   $3.96

TOTAL RETURN (b)                     17.75% -7.41%  9.09%  38.46%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                       $ 20    $315   $205  $  1
Ratios to net assets
Expenses, before waiver of fees       5.45%  5.00%   5.81%  5.34%
Expenses, after waiver of fees        5.45%  4.75%   4.44%  4.05%
Net investment income                -4.03% -8.02%  -5.54% -0.02%
Portfolio Turnover Rate	            946.89%753.91% 823.17%532.12%
Number of Shares Outstanding
	at End of Period (000 Omitted) 6      79       47     -


Per Share Operating Performance:       1999
"Net asset value, beginning of period" $3.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)             (0.02)
Net gains  (losses) on investments
(both realized and unrealized)(a)      (0.12)

Total From Investment Operation        (0.14)

DISTRIBUTIONS TO SHAREHOLDERS	         -


Net asset value, end of period         $2.86

TOTAL RETURN (b)                      -4.67%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                         $ -
Ratios to net assets
Expenses, before waiver of fees        4.72%
Expenses, after waiver of fees         3.54%
Net investment income                 -4.12%
Portfolio Turnover Rate	              447.63%
Number of Shares Outstanding
at End of Period (000 Omitted)         -

                                         Class C Shares

Per Share Operating Performance:	 2003   2002    2001     2000

"Net asset value, beginning of period"   $4.02  $4.34  $3.96   $2.86

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)               (0.23) (0.14) (0.05)     -
Net gains  (losses) on investments
(both realized and unrealized) (a)	 (0.49) (0.18)  0.43    1.10

Total From Investment Operation          (0.72) (0.32)  0.38    1.10

DISTRIBUTIONS TO SHAREHOLDERS	           -       -       -      -

Net asset value, end of period           $3.30  $4.02  $4.34   $3.96

TOTAL RETURN (b)                         -17.91%-7.37%  9.60%  38.46%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                            $485   $ 766 $ 1,013 $ 995
Ratios to net assets
Expenses, before waiver of fees          5.44% 	5.15%  5.81%  5.35%
Expenses, after waiver of fees           5.44% 	4.89%  4.43%  4.07%
Net investment income                   -4.02% -8.16% -5.53% -0.02%
Portfolio Turnover Rate	               946.89%753.91% 823.17% 532.12%
Number of Shares Outstanding
At End of Period (000 Omitted)            147    191    233     251


                                       Class C Shares (a)


Per Share Operating Performance:	 1999

"Net asset value, beginning of period" $2.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)             (0.02)
Net gains  (losses) on investments
(both realized and unrealized) (a)     (0.11)

Total From Investment Operation        (0.13)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Distributions from capital gains

Total Distributions                   $ -

"Net asset value, end of period       $2.86

TOTAL RETURN (b)                      -4.35%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                       $1,259
Ratios to net assets
Expenses, before waiver of fees       4.80%
Expenses, after waiver of fees        3.62%
Net investment income                 4.20%
Portfolio Turnover Rate	            447.63%
Number of Shares Outstanding
At End of Period (000 Omitted)        440



                                                Class D
                                                Shares


Per Share Operating Performance:        2003   2002    2001     2000

Net asset value, beginning of period    $4.25  $4.51   $4.10   $2.95

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)             (0.23)  (0.12)   (0.05)   -
Net gains  (losses) on investments
(both realized and unrealized) (a)     (0.45)  (0.14)    0.46   1.15

Total From Investment Operation        (0.68)  (0.26)    0.41   1.15

DISTRIBUTIONS TO SHAREHOLDERS	         -       -        -      -

Net asset value, end of period         $3.57    $4.25   $4.51   $4.10

TOTAL RETURN (b)                      -16.00%	5.76%   10.00%  38.98%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period ($000 Omitted) $867   $943    $776  $  527
Ratios to net assets
Expenses, before waiver of fees          4.45%  4.22%  4.81%  4.35%
Expenses, after waiver of fees           4.45%  3.96%  3.43%  3.07%
Net investment income                   -3.03% -7.24% -4.53% -0.02%
Portfolio Turnover Rate	               949.89%	753.91% 823.17% 532.20%
Number of Shares Outstanding
at End of Period (000 Omitted)            243     222     172    129


                                               Class D
                                                Shares

Per Share Operating Performance:         1999

Net asset value, beginning of period    $3.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)               0.01
Net gains  (losses) on investments
(both realized and unrealized) (a)      (0.11)

Total From Investment Operation         (0.10)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Distributions from capital gains

Total Distributions                       -

Net asset value, end of period          $2.95

TOTAL RETURN (b)                        -3.28%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period ($000 Omitted) $352
Ratios to net assets
Expenses, before waiver of fees           3.80%
Expenses, after waiver of fees            2.62%
Net investment income                    -3.20%
Portfolio Turnover Rate	                447.63%
Number of Shares Outstanding
at End of Period (000 Omitted)            119


(a) Allocated between Net Investment Income and Net
Gain or (Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.


                 CENTURION COUNSEL REAL ESTATE FUND
                      FINANCIAL HIGHLIGHTS


                                      Class A           Class B
 				      Shares            Shares

Per Share Operating Performance:     2003     2002(c)  2003(d)

Net asset value, beginning of period $9.06   $10.00    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)           (0.27)  (0.04)    (0.27)
Net gains  (losses) on investments
(both realized and unrealized) (a)    2.54    (0.90)    1.45

Total From Investment Operation       2.27    (0.94)    1.18

DISTRIBUTIONS TO SHAREHOLDERS	       -        -        -

Net asset value, end of period       $11.13   $9.06    $11.18

TOTAL RETURN (b)                     25.06%  -9.40%   11.80%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period($000 Omitted) $ 1   $  1      $  1
Ratios to net assets
Expenses			        5.34%  2.32%   5.69%
Net investment income                  -2.37% -3.15%  -2.73%
Portfolio Turnover Rate	               13.53%  3.60%  13.53%
Number of Shares Outstanding
at End of Period (000 Omitted)             -      -      -

(a) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (inception) to December 31, 2002.
(d) From January 2003 (first sale of shares) to December 31, 2003.


                                        Class C
 				         Shares

Per Share Operating Performance:        2003     2002(c)

Net asset value, beginning of period    $9.20   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)              (0.27)   (0.04)
Net gains  (losses) on investments
(both realized and unrealized) (a)       2.34    (0.76)

Total From Investment Operation          2.07    (0.80)

DISTRIBUTIONS TO SHAREHOLDERS	          -        -

Net asset value, end of period          $11.27   $9.20

TOTAL RETURN (b)                        22.50%  -8.00%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period($000 Omitted) $ 1     $  4
Ratios to net assets
Expenses			         10.54%   2.32%
Net investment income                    -7.57%  -3.15%
Portfolio Turnover Rate	                 13.53%   3.60%
Number of Shares Outstanding
at End of Period (000 Omitted)             -      -

(a) Allocated between Net Investment Income and Net Gains or
(Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (inception) to December 31, 2002.


					 Class D
 				         Shares

Per Share Operating Performance:        2003     2002(c)

Net asset value, beginning of period    $9.10   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)              (0.27)   (0.08)
Net gains  (losses) on investments
(both realized and unrealized) (a)       1.55    (0.82)

Total From Investment Operation          1.28    (0.90)

DISTRIBUTIONS TO SHAREHOLDERS	          -        -

Net asset value, end of period          $10.38   $9.10

TOTAL RETURN (b)                         14.07%  -9.00%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period($000 Omitted) $ 269     $ 266
Ratios to net assets
Expenses			         5.22%   2.32%
Net investment income                    -2.25%  -3.15%
Portfolio Turnover Rate	                 13.53%   3.60%
Number of Shares Outstanding
at End of Period (000 Omitted)             26        29

(a) Allocated between Net Investment Income and Net Gains or
(Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (inception) to December 31, 2002.


            CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGHTS


                                                Class D
                                                Shares

Per Share Operating Performance:          2003(c)  2002(c)

Net asset value, beginning of period     $10.00   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (a)               (0.55)     -
Net gains  (losses) on investments
(both realized and unrealized) (a)        1.27      -

Total From Investment Operation           0.72      -

DISTRIBUTIONS TO SHAREHOLDERS		    -       -

Net asset value, end of period           $10.72   $10.00

TOTAL RETURN (b)                          7.20%   0.00%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period ($000 Omitted) $ 93     $  46
Ratios to net assets
Expenses,before waiver of fees		 5.78%    0.00%
Expenses, after waiver of fees           5.78%    0.00%
Net investment income                   -4.35%    0.00%
Portfolio Turnover Rate	                 26.43%   0.00%
Number of Shares Outstanding
at End of Period (000 Omitted)             9       5

(a) Allocated between Net Investment Income and Net Gains or
(Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (first sale of shares) to December 31, 2002.


               INDEPENDENT AUDITORS REPORT


Board of Directors and Shareholders
Centurion Counsel Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Centurion Counsel Market Neutral Fund, Centurion Counsel Real Estate Fund, and Centurion Counsel Growth Fund (constituting Centurion Counsel Funds, Inc., hereafter referred to as the Fund) including the schedule of investments in securities, covered call options written, and securities sold short as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the Unites States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/
Squire & Company, PC
Orem, Utah
February 6, 2004




INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
3rd Floor                         Sumner Rollings
San Marcos, Ca 92069              Thomas Schwartz
                                  Doug Werner

DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
3rd Floor                         President and Chief
San Marcos, Ca 92069              Financial Officer

                                  Kenneth W. Elsberry
				  Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO
                                 MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
3rd Floor
San Marcos, Ca 92069

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008



ITEM 2.  CODE OF ETHICS.

The Fund has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions.

The Fund has posted it code of ethics on website www.centurioncounsel.com. and notified its shareholders on the annual report of the web address.

A copy of the code of ethics is attached as an exhibit to the report.

A copy of the code of ethics is may be obtained from the Fund, at no charge, by calling Sally Walker at 760-471-8536.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of directors has determined that Carol Freeland is qualified to serve as the financial expert on the audit committee.

Ms Freeland is independent as she does not receive, directly or indirectly any consulting, advisory or other compensatory fee from the Fund. Ms Freeland would not be considered a interested person of the Fund as defined in
Section 2(a)(19) of the Act.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table sets forth the aggregate fees billed for professional services rendered by your funds principal accountants:



	Year		Audit Related		Tax	 	All Other
			Fees	 		Fees		Fees

	2003		$7,500	          	$600               $7,600
	2002		$7,000			$0		   $7,750


All Other Fees were audit and tax services provided to an affiliate of the Investment Adviser of the Fund.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund has established a separately designated standing audit committee. The members of the audit committee are:

	Carol Freeland
	Doug Werner
	Thomas Schwartz


ITEM 6.  [RESERVED]


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

	(a)	The registrant's principal executive and
		principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are
		effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
		or 15d-15(b) under the Exchange Act
		(17 CFR 240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant's internal
		control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
		that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

	(a)	Code of Ethics.
	(b)	Certifications pursuant to Section 302 of the
		Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Centurion Counsel Funds, Inc.

By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

Date:  March 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

	March 19, 2004


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron
      Principal Financial Officer

	March 19, 2004